Other Long-Term Liabilities (Details) - CAD ($) $ in Millions	Aug. 31, 2018	Aug. 31, 2017
Other Long-Term Liabilities [Abstract]
Pension liabilities [note 27]	$ 10	$ 99
Post retirement liabilities [note 27]	3	5
Other		10
Other long-term liabilities	$ 13	$ 114